Registration Nos. 333-84639
                                                           811-9521

                Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                x

                 Pre-Effective Amendment No. ____           o
                  Post-Effective Amendment No. 4            x
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            x

                            Amendment No. 6                 x

                 (Check appropriate box or boxes)

                       MANAGERS AMG FUNDS
-----------------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
-----------------------------------------------------------------
             (Address of Principal Executive Offices)

                   John Kingston, III, Secretary
                        Managers AMG Funds
                        40 Richards Avenue
                         Norwalk, CT 06854

               Copy To:  Philip H. Newman, Esquire
                   Goodwin, Procter & Hoar, LLP
                          Exchange Place
                      Boston, MA 02109-2881
----------------------------------------------------------------
             (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

o Immediately upon filing pursuant to     o On (date) pursuant to
  paragraph (b)                             paragraph (b)

x 60 days after filing pursuant to        o On (date) pursuant to paragraph
  paragraph (a)(1)                          (a)(1)

o 75 days after filing pursuant to        o On (date) pursuant to paragraph
  paragraph (a)(2) of Rule 485              (a)(2) of Rule 485

If appropriate, check the following box:

o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.




                       MANAGERS AMG FUNDS

                      FRONTIER GROWTH FUND

                     _____________________

                           PROSPECTUS

                    DATED ___________, 2000



    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                       TABLE OF CONTENTS

                                                             Page
KEY INFORMATION ABOUT THE FRONTIER GROWTH FUND                 1
    Summary of the Goals, Principal Strategies and Principal Risk
        Factors of the Fund                                    1

PERFORMANCE SUMMARY                                            2

FEES AND EXPENSES OF THE FUND                                  3
    Fees and Expenses                                          3

FRONTIER GROWTH FUND                                           4
    Objective                                                  4
    Principal Investment Strategies                            4
    Should You Invest in this Fund?                            4

MANAGERS AMG FUNDS                                             5

YOUR ACCOUNT                                                   6
    Minimum Investments in the Fund                            6

HOW TO PURCHASE SHARES                                         7

DISTRIBUTION PLAN                                              7

HOW TO SELL SHARES                                             8

INVESTOR SERVICES                                              8

THE FUND AND ITS POLICIES                                      9

ACCOUNT STATEMENTS                                             9

DIVIDENDS AND DISTRIBUTIONS                                    9

TAX INFORMATION                                               10

         KEY INFORMATION ABOUT THE FRONTIER GROWTH FUND

    This Prospectus contains important information for anyone interested in investing in the Frontier Growth Fund (the "Fund"), a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goals, Principal Strategies and Principal Risk
Factors of the Fund

    The following is a summary of the goals, principal strategies and principal risk factors of the Fund.


        Goals            Principal Strategies     Principal Risk
                                                     Factors
        ------           ---------------------     --------------
Long-term capital    Invests primarily in       Market Risk
appreciation         common stocks of U.S.      Growth Stock Risk
                     companies with the         Large and Mid-Cap
                     potential for long-term    Stock Risk
                     growth                     Sector Risk

                     Invests primarily in
                     companies with
                     capitalizations of at
                     least $5 billion,
                     although it may invest in
                     companies of any size

                     Ordinarily invests in 80
                     to 120 companies that are
                     believed to have superior
                     earning growth potential;
                     companies are selected
                     from all sectors of the
                     market based upon a
                     bottom-up analysis of
                     each company's
                     fundamentals; currently
                     the Fund focuses on
                     companies in the
                     technology, health care,
                     consumer growth, producer
                     durables, financial
                     services and
                     communications sectors


    All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

Market Risk

    The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on the skill of Frontier Capital Management Company, LLC ("Frontier") in assessing the potential of the securities in which the Fund invests. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments are also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Growth Stock Risk

    Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher
expectations.   If such expectations are not met, or if
expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

Large and Mid-Cap Stock Risk

    During good market and economic conditions, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies. For these and other reasons, the Fund may underperform other stock funds (such as small-company stock funds) when stocks of large and medium-sized companies are out of favor.

Sector Risk

    Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

                       PERFORMANCE SUMMARY

     The following bar chart illustrates the risks of investing in the Fund by showing , for periods prior to the Fund's
inception on              , 2000, the year-by-year total return
of Frontier Grown Fund, L.P., the predecessor of the Fund. The chart illustrates how the performance of the predecessor fund has varied over the past ten years, assuming that all dividend and capital gain distributions have been reinvested. The predecessor fund began operations on March 7, 1988, and its objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The predecessor fund was not, however, registered as a mutual fund and, therefore, was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used. Past performance does not guarantee future results.


         Annual Total Returns - Last Ten Calendar Years*

1990     0.90%
1991    56.68%
1992     8.77%
1993     5.68%
1994    -5.13%
1995    26.08%
1996    16.25%
1997    15.47%
1998    31.65%
1999    42.59%


     For the period January 1, 2000 through June 30, 2000, the
          Fund's total return was 16.07%.

Best Quarter*:           33.23%   (4th Quarter 1998)
Worst Quarter*:         -18.18%   (3rd Quarter 1998)

* Reflects performance of predecessor fund for periods prior to the Fund's inception on __________, 2000.

The following table compares the Fund's performance to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for the Fund and the applicable Index. As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.

                  Average Annual Total Returns
                (as a percentage) as of 12/31/99*
                ----------------------------------

                    1 Year         5 Years        10 Years

Frontier Growth       42.59%         26.01%         20.80%
S&P 500 Index         21.03%         28.58%         18.22%

* Includes performance of predecessor fund for periods prior to the Fund's inception on __________, 2000.

                 FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)                    None
Maximum Deferred Sales Charge (Load)                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 and Other Distributions                                    None
Maximum Account Fee                                         None


Fees and Expenses

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                      0.85%
Distribution (12b-1) Fees                           0.25%
Other Expenses1                                     0.19%
                                                    -----
Total Annual Fund Operating Expenses                1.29%
                                                    -----
Fee Waiver and Reimbursement2                      (0.05)%
                                                   ------
Net Annual Fund Operating Expenses                  1.24%
                                                   =======

     1 Because the Fund has not commenced operations as of the date of this prospectus, the "Other Expenses" of the Fund are based on annualized projected expenses and average net assets for the fiscal year ending October 31, 2001.

     2 The Managers Funds LLC and Frontier have contractually agreed, for a period of not less than eighteen (18) months, to limit Net Annual Fund Operating Expenses to 1.24% of the Fund's average annual net assets, subject to later reimbursement by the Fund in certain circumstances. See "Managers AMG Funds."

Example

     The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be*:

        1 Year      3 Years
         $126         $191

     The Example reflects the impact of the Fund's contractual expense limitation for the initial eighteen (18) month period covered by the Example.

     The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.


                      FRONTIER GROWTH FUND

Objective

     The Fund's objective is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. companies with the potential for long-term growth. Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations greater than $1 billion. Ordinarily, the Fund invests in 80 to 120 companies that Frontier believes have superior earnings growth potential. Companies are selected from all sectors of the market based upon a bottom-up analysis of each company's fundamentals. Currently, the Fund focuses on companies in the technology, health care, consumer growth, producer durables, financial services and communications sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

     Frontier serves as sub-adviser to the Fund. Frontier's investment process begins with the identification of business sectors it believes possess above-average growth potential. Frontier seeks to identify such economic sectors based upon an analysis of economic, political, and other relevant trends. Frontier then seeks to identify a limited number of major industries in such sectors as likely beneficiaries of these trends. Further industry research is conducted through company visits, attendance at industry conferences and meetings with Wall Street analysts. Frontier then looks for individual investments through a combination of computerized screening and traditional fundamental investment research. The computerized screening techniques developed by Frontier focus on companies with dividend growth, equity growth, earnings growth, earnings momentum, and earnings surprises. Once the systematic screening of companies is complete, a focus list of several hundred companies is developed. This list of companies is then analyzed using traditional fundamental research methods including an assessment of management strengths, corporate strategy, product positioning and financial outlook.

     For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.


Should You Invest in this Fund?

     This Fund may be suitable if you:

     * Are seeking an opportunity for some equity returns in your investment portfolio

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     *    Have an investment time horizon of five years or more

     This Fund may not be suitable if you:

     *    Are seeking stability of principal

     *    Are investing with a shorter time horizon in mind

     *    Are uncomfortable with stock market risk

     *    Are seeking current income



What are you investing in? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

                       MANAGERS AMG FUNDS

    Managers AMG Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Frontier Growth Fund is the second fund available in the fund family.

    The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration and distribution. The Investment Manager also monitors the performance, security holdings and investment strategies of Frontier, the sub-adviser of the Fund and, when appropriate, evaluates any potential new asset managers for the fund family.

    Frontier has day-to-day responsibility for managing the Fund's portfolio. Frontier, located at 99 Summer Street, Boston, Massachusetts 02110, is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. Affiliated Managers Group, Inc. indirectly owns a majority interest in Frontier. As of June 30, 2000, Frontier had assets under management of approximately $5.3 billion. J. David Wimberly, CFA, and Stephen M. Knightly, CFA, are the portfolio managers for the Fund. Mr. Wimberly is the Chairman of Frontier, a position he has held since 1980. Mr. Knightly is a Vice President of Frontier, a position he has held since December 1994.


    The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Frontier 0.85% of the average daily net assets of the Fund for its services as sub-adviser. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the Investment Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services.

    The Investment Manager has contractually agreed, for a period of not less than eighteen (18) months, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund exceed 1.24% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.24% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

                          YOUR ACCOUNT

     As an investor, you pay no sales charges to invest in the Fund and you pay no charges to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

     The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Fund

     Cash investments in the Fund must be in U.S. Dollars.
Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     Subject to approval by the Investment Manager and Frontier, you may be permitted to purchase shares of the Fund by means of an in-kind contribution of securities, which will be valued in accordance with the Fund's pricing procedures. As with a cash purchase of shares, an in-kind contribution will also be subject to the Fund's minimum investment requirements.

     The following provides the minimum initial and additional investments in the Fund:

                        Initial Investment   Additional Investment
Regular accounts                $25,000            $1,000
Traditional IRA                  25,000             1,000
Roth IRA                         25,000             1,000

    The Fund or the underwriter may, in their discretion, waive the minimum and initial investment amounts at any time.


----------------------------------------------------------------
A Traditional IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.
----------------------------------------------------------------

You should consult your tax professional for more information on IRA accounts.

                     HOW TO PURCHASE SHARES



                       Initial Purchase    Additional Purchases

Through your         Contact         your  Send  any  additional
Investment Advisor   investment   advisor  monies    to     your
                     or  other investment  investment
                     professional.         professional  at  the
                                           address appearing  on
                                           your          account
                                           statement.




Investment           Call  (800) 252-0682  Call  (800)  252-0682
Advisors, Bank       for          further  for           further
Trust and 401(k)     instructions.         instructions.
Agents only



Direct               Complete the account  Write  a  letter   of
Shareholders:        application.          instruction   and   a
                                           check   payable    to
*By Mail             Mail the application  Managers  AMG   Funds
                     and  a check payable  to:
                     to    Managers   AMG
                     Funds to:             Managers AMG Funds
                                           c/o Boston Financial
                     Managers AMG Funds    Data Services, Inc.
                     c/o Boston Financial  P.O. Box 8517
                     Data Services, Inc.   Boston,  MA    02266-
                     P.O. Box 8517         8517
                     Boston,  MA   02266-
                     8517                  Include  your account
*By Telephone                              #  and  Fund name  on
                                           your check.

                                           If  your account  has
                                           already          been
                                           established,     call
                                           the   Transfer  Agent
                                           at   (800)  252-0682.
                                           The           minimum
                                           additional
                                           investment         is
                                           $1,000.


    For Bank Wires: Please call and notify the Fund at (800) 252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and fund name. Please be aware that your bank may charge you a fee for this service.

    It is important to keep in mind that if you invest through a third party such as a bank, broker-dealer or other fund distribution organizations rather than directly with us, the policies and fees may be different than those described in this material.

                       DISTRIBUTION PLAN

    The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund. Under the plan, the Board of Trustees has authorized payments at an annual rate of up to 0.25% of the Fund's average daily net assets to The Managers Funds LLC for providing distribution services.

                       HOW TO SELL SHARES

    You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.



                                         Instructions

Through your Investment         Contact your investment
Advisor                         advisor or other investment
                                professional.


Investment Advisors, Bank       Call (800) 252-0682 for
Trust and 401(k) agents only    further instructions.


Direct Shareholders:            Write a letter of instruction
                                containing:
*By Mail
                                  *the name of the Fund
                                  *dollar amount or number of
                                    shares to be sold
                                  *your name
                                  *your account number
                                  *signatures of all owners on
                                account

                                Mail letter to:

                                  Managers AMG Funds
                                  c/o Boston Financial Data
                                Services, Inc.
                                  P.O. Box 8517
*By Telephone                     Boston, MA  02266-8517

                                If you elected telephone
                                redemption privileges on your
                                account application, call us
                                at (800) 252-0682.



    Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud.
You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

    Telephone redemptions are available only for redemptions which are below $25,000.


                        INVESTOR SERVICES

    Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

    Automatic Investments allows you to make automatic deductions from a designated bank account.

    Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

    Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

    The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. There is no fee associated with the Exchange Privilege. Be sure to read the Prospectus of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.


                   THE FUND AND ITS POLICIES

    The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

    *   redeem an account if the value of the account falls below
        $25,000 due to redemptions;

    * suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

    *   change our minimum investment amounts;

    * delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

    * make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders;

    * refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion);
        and

    * after prior warning and notification, close an account due to excessive trading.


                       ACCOUNT STATEMENTS

    You will receive quarterly statements detailing your account activity. All investors (other than IRA accounts) will also receive a yearly statement, including a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

                  DIVIDENDS AND DISTRIBUTIONS

    Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

    We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

                        TAX INFORMATION

    Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Fund.

    All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

    Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

    Federal law requires the Fund to withhold taxes on distributions paid to shareholders who;

    * fail to provide a social security number or taxpayer identification number;

    * fail to certify that their social security number or taxpayer identification number is correct; or

    *   fail to certify that they are exempt from withholding.


    The initial investors in the Fund are expected to include clients of Frontier, some of whom may invest by means of a contribution of securities in exchange for shares of the Fund in which no current tax will be incurred. In connection with these transactions, each investor's tax basis in the contributed securities will carry over to the Fund, which basis may be lower than the current market value of the securities. When the Fund subsequently sells these contributed securities, the Fund may realize a larger gain (or smaller loss) for tax purposes than would have been the case if the same securities had been purchased directly by the Fund with cash. The larger gain (or smaller loss) may result in shareholders accelerating (or deferring) the federal income tax liability they otherwise would have incurred in the absence of the tax-free contribution of securities.

                       MANAGERS AMG FUNDS

                      FRONTIER GROWTH FUND


Investment Manager and Fund Distributor
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut  06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Adviser
Frontier Capital Management Company, LLC
99 Summer Street
Boston, Massachusetts 02110

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Legal Counsel
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA  02109

Transfer Agent
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts  02266-8517
(800) 252-0682

Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Eric Rakowski

*Interested Person

For More Information

    Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

            By Telephone:   Call 1-800-835-3879

            By Mail:        Managers AMG Funds
                            40 Richards Avenue
                            Norwalk, CT  06854

            On the Internet:Electronic copies are available
                            on our website at http://www.managersamg.com

    A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 (202-942-8090).

Investment Company Act Registration Number 811-9521

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.




                       MANAGERS AMG FUNDS

                      FRONTIER GROWTH FUND
                  ____________________________

              STATEMENT OF ADDITIONAL INFORMATION

                     DATED __________, 2000
________________________________________________________________

    You  can obtain a free copy of the Prospectus of the Frontier
Growth  Fund (the "Fund") by calling Managers AMG Funds at  (800)
835-3879.   The  Prospectus provides the basic information  about
investing in the Fund.

    This Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

                       TABLE OF CONTENTS

                                                             Page
GENERAL INFORMATION                                            3
INVESTMENT OBJECTIVES AND POLICIES                             3
    Investment Techniques and Associated Risks                 3
    Diversification Requirements for the Fund                  8
    Fundamental Investment Restrictions                        8
    Temporary Defensive Position                               9
    Portfolio Turnover                                         9
    Trustees' Compensation                                    11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES           11
    Control Persons                                           11
    Management Ownership                                      12
MANAGEMENT OF THE FUND                                        12
    Investment Manager                                        12
    Compensation of Investment Manager and Sub-Adviser        12
    Fee Waivers and Expense Limitations                       12
    Investment Management and Sub-Advisory Agreements         13
    Custodian                                                 15
    Transfer Agent                                            15
    Independent Public Accountants                            15
BROKERAGE ALLOCATION AND OTHER PRACTICES                      15
PURCHASE, REDEMPTION AND PRICING OF SHARES                    16
    Purchasing Shares                                         16
    Redeeming Shares                                          17
    Exchange of Shares                                        18
    Net Asset Value                                           18
    Dividends and Distributions                               18
    Distribution Plan                                         19
CERTAIN TAX MATTERS                                           19
    Federal Income Taxation of Fund-in General                19
    Taxation of the Fund's Investments                        20
    Federal Income Taxation of Shareholders                   20
    Foreign Shareholders                                      21
    State and Local Taxes                                     21
    Other Taxation                                            21
PERFORMANCE DATA                                              21
    Total Return                                              21
    Performance Comparisons                                   22
    Massachusetts Business Trust                              22
    Description of Shares                                     23
    Additional Information                                    24

                      GENERAL INFORMATION


    This Statement of Additional Information relates only to the Frontier Growth Fund (the "Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

    This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

    The  Managers Funds LLC, a subsidiary of Affiliated  Managers
Group,  Inc.,  serves as investment manager to the  Fund  and  is
responsible   for   the   Fund's   overall   administration   and
distribution.  See "Management of the Fund."

               INVESTMENT OBJECTIVES AND POLICIES

    The   following  is  additional  information  regarding   the
investment objectives and policies used by the Fund in an attempt to achieve its objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

    The Fund invests primarily in equity securities of U.S. companies with the potential for long-term growth. Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations greater than $1 billion. Ordinarily, the Fund invests in 80 to 120 companies from pre-selected sectors of the market. Investments are made through a process that combines a strategic overview of the securities markets with systematic screening using a disciplined, quantitative approach and traditional research techniques. Initially, the Fund will focus on the technology, health care, consumer growth, producer durables, financial services and utilities/communications sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

Investment Techniques and Associated Risks

    The  following  are descriptions of the types  of  securities
that  may  be  purchased  by the Fund.   Also  see  "Quality  and
Diversification Requirements of the Fund."

    (1)   Cash  Equivalents.   The  Fund  may  invest   in   cash
equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

    Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

    Eurodollar   bankers  acceptances  are  bankers   acceptances
denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

    Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

    Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

    Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

    Repurchase  agreements  could have  certain  risks  that  may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

    (2) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

    The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

    (3) Emerging Market Securities. The Fund may invest some of its assets in the securities of emerging market countries.
Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

    Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgement against an issuer in an emerging market country.

   (4) Foreign Securities. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

    Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgement against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

    Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries. Therefore, substantially all of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a
"cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

    In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than 90 days.

    Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

    If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

    Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

    (5) Futures Contracts. The Fund may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contracts, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

    There are additional risks associated with futures contracts.
It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

    Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index future contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

    (6) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately  the  same amount at which it  was  valued  in  the
Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

    The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the
Trustees.   The  Trustees  will monitor  these  guidelines  on  a
periodic basis.

    Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

    (7) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

    (8) Option Contracts.

    Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

    A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

    The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

    Covered Put Options.  The Fund may write ("sell") covered put
options   on  individual  stocks,  equity  indices  and   futures
contracts, including equity index futures contracts.

    A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

    The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

    Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

    Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

    (9) Rights and Warrants. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

    (10) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a seller defaults, the Fund may use the collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

    (11) Segregated Accounts. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

    (12) Short Sales. The Fund may enter into short sales. The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

    (13) When-Issued Securities. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

    To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund

    The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

    The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

    The Fund may not:

    (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

    (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

    (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

    (4)  Purchase or sell real estate, except that the  Fund  may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

    (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

    (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

    (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

    If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

    Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

Temporary Defensive Position

    The Fund may invest up to 100% of its assets in cash for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, the Fund may not achieve its investment objective.

Portfolio Turnover

    Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

    The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

          BOARD OF TRUSTEES AND OFFICERS OF THE TRUST


     The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.

JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 595 Commonwealth Avenue, Boston, Massachusetts 02215. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining
Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 380 Gulf of Mexico Drive, Longboat Key, Florida 34228. His date of birth is September 23, 1941.

SEAN  M.  HEALEY* - Trustee; President and Chief Operating Officer
of  Affiliated  Managers Group, Inc. since  October  1999.   From
April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. His address is Two International Place, 23rd Floor, Boston, Massachusetts 02110. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His date of birth is May 9, 1961.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 1100 One Penn Center, Philadelphia, Pennsylvania 19103. His date of birth is September 23, 1945.

ERIC RAKOWSKI - Trustee; Professor, University of California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 1535 Delaware Street, Berkeley, California 94703-1281. His date of birth is June 5, 1958.

PETER M. LEBOVITZ - President; President of The Managers Funds LLC. He also serves as President of The Managers Funds, Managers Trust I and Managers Trust II. From September 1994 to April 1999, he was Managing Director of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Principal Accounting Officer; Chief Financial Officer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994. He also serves as Secretary and Treasurer of The Managers Funds, Managers Trust I and Managers Trust II. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

-------------------------------------
*Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

JOHN KINGSTON, III - Secretary; Vice President of Affiliated Managers Group, Inc. since March 1999. From June 1998 to
February 1999, he served in a general counseling capacity with Morgan Stanley Dean Witter Investment Management Inc. From September 1994 to May 1998 he was an Associate with Ropes and Gray. His date of birth is October 23, 1965.

PETER M. MCCABE - Assistant Treasurer; Portfolio Administrator of The Managers Funds LLC (formerly The Managers Funds, L.P.) since August 1995. He also serves as Assistant Treasurer of The Managers Funds, Managers Trust I and Managers II. From July 1994 to August 1995, he was a Portfolio Administrator at Oppenheimer Capital, L.P. His date of birth is September 8, 1972.

LAURA A. PENTIMONE - Assistant Secretary; Legal and Compliance Officer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since September 1997. She also serves as Assistant Secretary of The Managers Funds, Managers Trust I and Managers Trust II. From August 1994 to June 1997, she was a law student. Her date of birth is November 10, 1970.

Trustees' Compensation


     Compensation Table:

                                                              Total Compensation
                                                              from the
                            Aggregate      Aggregate          Fund and the
Name of                    Compensation   Compensation        Fund Complex
Trustee                   from the Fund  from the Trust(a)    Paid to Trustees(b)
-----------               -------------  -----------------   ---------------------

Jack W. Aber                 $571          $4,000             $26,000
William E. Chapman, II       $571          $4,000             $26,000
Sean M. Healey                none          none              none
Edward K. Kaier              $571          $4,000             $26,000
Eric Rakowski                $571          $4,000             $26,000

____________________

(a)  Compensation is estimated for the Fund's fiscal year  ending
     October 31, 2000. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes estimated compensation to be paid during the 12-month period ending December 31, 2001 for services as Trustees of the Trust (2 series), The Managers Funds (10 series), The Managers Trust I (1 series) and The Managers Trust II (1 series).

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

     [As of __________, 2000, through its ownership of 100% of the shares of the Fund, Affiliated Managers Group, Inc. ("AMG") "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund.]

     No other person or entity owned shares of the Fund.

Management Ownership

     As of __________, 2000, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


                     MANAGEMENT OF THE FUND

Investment Manager and Sub-Adviser

     The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to and distributor of the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110.

     The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust dated ________, 2000 (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Frontier Capital Management Company, LLC, the sub-adviser which manages the assets of the Fund (the "Sub-Adviser" or "Frontier"). The Investment Manager receives no additional compensation from the Fund for its administration services. Frontier was selected by the Investment Manager, subject to the review and approval of the Trustees.
Frontier is the successor firm to Frontier Capital Management Company, Inc. which was formed in 1980. AMG indirectly owns a majority interest in Frontier. As of June 30, 2000, Frontier's assets under management totaled approximately $5.3 billion. Frontier's address is 99 Summer Street, Boston, MA 02110. J. David Wimberly, CFA and Stephen M. Knightly, CFA are the portfolio managers for the Fund.

     The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Adviser by the Fund

     As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as percentages of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

Fee Waivers and Expense Limitations

     The Investment Manager has contractually agreed, for a period of no less than eighteen (18) months, to limit total annual fund operating expenses to 1.24%, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

     The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the expense limitation in effect at the date of this Statement of Additional Information on the management fees which are expected to be payable by the Fund is reflected in the Expense Information located at the front of the Fund's Prospectus. In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Shareholders will be notified of any change in the management fees of the Fund on or about the time that such fees or expenses become effective.

Investment Management and Sub-Advisory Agreements

     The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Frontier Capital Management Company, LLC, dated __________, 2000 (the "Sub-Advisory Agreement").

     The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

     The   Investment  Management  Agreement  provides  that  the
Investment Manager is specifically responsible for:

     * developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

     * providing research and analysis relative to the investment program and investments of the Fund;

     * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

     * making changes on behalf of the Trust in the investments of the Fund.

     Under the Sub-Advisory Agreement, Frontier is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

     The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

     The Fund pays all expenses not borne by its Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the

Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

     The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

     Although the Sub-Adviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security,  the  transactions  are, to  the  extent  feasible  and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Reimbursement Agreement

     Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the
Investment Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Frontier, Frontier reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics

     The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the code of ethics of the Investment Manager (applicable to "access persons" of the Trust that are also employees of the Investment Manager) and the code of ethics of the Sub-Adviser (applicable to "access persons" of the Trust that are also employees of the Sub-Adviser). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

Distribution Arrangements

     Under a distribution agreement between the Fund and The Managers Funds LLC dated October 19, 1999 (the "Distribution Agreement"), The Managers Funds LLC serves as distributor (the "Distributor") in connection with the offering of the Fund's shares on a no-load basis. The Distributor acts as agent in arranging for the sale of the Fund's shares. Pursuant to the Distribution Agreement and the Fund's Distribution Plan, the Trust pays the Distributor a fee in the amount of 0.25% of the average net assets of the Fund for its services as Distributor.

     The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the

1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

Transfer Agent

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts  02266-8517, is the transfer agent  (the  "Transfer
Agent") for the Fund.

Independent Public Accountants

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


            BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisory Agreement provides that the Sub-Adviser place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

      In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

     The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

     The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Adviser does not provide any services to the Fund except portfolio investment management and related record-keeping services.


           PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

     Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager and/or the Sub-Adviser.

     Purchase orders received by the Fund before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trust, redemptions of shares which were purchased by check are not effected until the clearance of the check, which may take up to 15 days after the date of purchase unless arrangements are made with the Investment Manager. However, during this 15 day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II. The 15 day holding period for redemptions would still apply to such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares

     Any redemption orders received by the Trust before 4:00 p.m.
New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York Stock
Exchange (the "NYSE") on that day.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

     If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

     An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

     The Fund computes its Net Asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value of the Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions

     The Fund declares and pays dividends and distributions as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan

     The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees may authorize payments which may not exceed on an annual basis 0.25% of the average annual net assets of the Fund. Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement with The Managers Funds LLC which provides for the payment of fees to The Managers Funds LLC for performing distribution services. (See "Distribution Agreement")

                      CERTAIN TAX MATTERS

Federal Income Taxation of Fund-in General

     The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders  as  ordinary income to the  extent  of  the  Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

     Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Federal Income Taxation of Shareholders

     General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

     Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

Foreign Shareholders

     Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

State and Local Taxes

     The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

     The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


                        PERFORMANCE DATA

     From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. For periods prior to the Fund's inception on __________, 2000, the Fund's performance reflects the performance of the Fund's predecessor, Frontier Growth Fund, L.P. which began operations on March 7, 1988. The predecessor fund was not registered as a mutual fund and, therefore, was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method except that quarterly rather than daily fund values were used. Past performance (including the performance of the Fund's predecessor) does not guarantee future results.

Total Return

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T) N = ERV

In  the  above  formula, P = a hypothetical  initial  payment  of
$1,000

T = average annual total return
N = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

     The Fund may quote total rates of return in addition to its average annual total return. Such quotations are computed in the same manner as a Fund's average annual compounded rate, except that such quotations are based on the Fund's actual aggregate return for a specified period as opposed to its average return over certain periods.

The following table shows the average annual and aggregate total returns for the periods ended June 30, 2000.

                One Year*    Five Years*  Ten Years*
Average
Annual Total
Return           45.91%       25.31%       18.33%
Aggregate
Total Return     45.91%       244.89%	549.53%

* Includes performance of a predecessor fund for periods prior to the Fund's inception on __________, 2000.

The Fund's investment results, like all others, fluctuate over time. Thus, performance figures should not be considered to represent what an investment may earn in the future or what the Fund's total return may be for any future period.

Performance Comparisons

     The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust

     The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions,
(i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     The  Trust shall continue without limitation of time subject
to   the  provisions  in  the  Declaration  of  Trust  concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the public of shares of one series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

     Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                             PART C
                To the Registration Statement of
                Managers AMG Funds (the "Trust")

Item 23.  Exhibits.

Exhibit No.                   Description
------------                  ------------

  a.1    Master Trust Agreement dated June 18, 1999.(i)

  a.2 Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex Aggressive
          Growth Fund."(iii)

  a.3 Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers AMG Funds."(iii)

  b.     By-Laws of the Trust dated June 18, 1999.(i)

  c.     Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j),
          4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3
          and Article V of the Master Trust Agreement are included in Exhibit a.(i)

  d.1 Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Essex
          Aggressive Growth Fund, dated as of October 19,
          1999.(iii)

  d.2 Form of Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Frontier Growth Fund. (iv)

         (i)  Form of Letter Agreement to Investment Management
          Agreement between the Registrant and The Managers Funds
          LLC with respect to the Frontier Growth Fund, filed herewith.

  d.3 Form of Investment Management Agreement between the Registrant and the Managers Funds LLC with respect to the First Quadrant Tax-Managed Total Market Plus Fund.
          (v)

  d.4 Sub-Advisory Agreement between The Managers Funds LLC and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (iii)

  d.5    Form of Sub-Advisory Agreement between The Managers
          Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Growth Fund. (iv)

  d.6    Form of Sub-Advisory Agreement between The Manages
          Funds, LLC and First Quadrant, L.P. with respect to the First Quadrant Tax-Managed Total Market Plus Fund. (v)

  e.1    Distribution Agreement between the Registrant and The
          Managers Funds LLC, dated as of October 19, 1999. (iii)

  e.2 Form of Letter Agreement to the Distribution Agreement between the Registrant and The Managers Funds LLC, filed herewith.

  f.     Not applicable.

  g. Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.

  h. Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc.

  i.1 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the Essex Aggressive Growth Fund.(iii)

  i.2 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the Frontier Growth Fund, filed herewith.

  i.3 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the First Quadrant Total Market Plus Fund.
          (v)

  j.1 Consent of PricewaterhouseCoopers LLP with respect to the Essex Aggressive Growth Fund.(iii)

  k.     Not Applicable.

  l.     Power of Attorney dated September 9, 1999. (ii)

  m. Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999.(iii)

  n.     Not applicable.

  o.     Not applicable.

  p.1    Code of Ethics of the Trust, filed herewith.

  p.2 Code of Ethics of The Managers Funds LLC, filed herewith.

  p.3    Code of Ethics of Essex Investment Management Company,
          LLC, to be filed by Post-Effective Amendment.

  p.4    Code of Ethics of Frontier Capital Management Company,
          LLC, filed herewith.

  p.5 Code of Ethics of First Quadrant, L.P., to be filed by Post-Effective Amendment.

-----------------------------------------------------------------

  (i)    Filed as an exhibit to the Registrant's Registration
         Statement on Form N-1A, Registration No. 333-84639
         (filed August 6, 1999), under the same exhibit number.

  (ii) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A,
         Registration No. 333-84639 (filed September 23, 1999), under the same exhibit number.

  (iii) Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A,
         Registration No. 333-84639 (filed November 1, 1999), under the same exhibit number.

  (iv) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed June 19, 2000), under the same exhibit number.

  (v) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 1, 2000), under the same exhibit number.



Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification.

          Under Article VI of the Registrant's Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 26.  Business and Other Connections of Investment Adviser.

          The Managers Funds LLC, a registered investment adviser, serves as investment adviser to the Essex Aggressive Growth Fund. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves exclusively as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

          Essex Investment Management Company, LLC ("Essex') serves as sub-adviser to the Essex Aggressive Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-12548.

          Frontier Capital Management Company, LLC. ("Frontier") serves as sub-adviser to the Frontier Growth Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-15724.

          First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Market Plus Fund. AMG owns a majority interest in First Quadrant. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in ____. The business and other connections of the officers and directors of First Quadrant are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is _____________.

Item 27.  Principal Underwriters.

  (a) The Managers Funds LLC acts as principal underwriter for the Registrant. The Managers Funds LLC also acts as principal underwriter for The Managers Funds.

  (b) The following information relates to the directors, officers and partners of The Managers Funds LLC:

          The business and other connections of the officers and directors of The Managers Funds LLC are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

  (c)    Not applicable.

Item 28.  Location of Accounts and Records.

          The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106 and 1776 Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171.

Item 29.  Management Services.

          There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30.  Undertakings.

          Not applicable.

Exhibit d.2(i)
--------------

                        LETTER AGREEMENT

                      Frontier Growth Fund

                 Investment Management Agreement

September ___, 2000

The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter Lebovitz

Re: Investment Management Agreement between The Managers Funds LLC and Managers AMG Funds, dated as of October 19, 1999
     --------------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Paragraph 1(b) of the Investment Management Agreement between The Managers Funds LLC and Managers AMG Funds (the "Trust"), dated October 19, 1999, the Trust hereby advises you that it is creating a new series to be named Frontier Growth Fund (the "New Fund"), and that the Trust desires The Managers Funds LLC to provide management and investment advisory services with respect to the New Fund pursuant to the terms and conditions of the Investment Management Agreement. The investment advisory fees to be payable with respect to the New Fund are reflected on the attached Schedule A.

Please acknowledge your agreement to provide such management and investment advisory services to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.

Sincerely,

Managers AMG Funds

By:  _______________________________
   Name:
   Title:

ACKNOWLEDGED AND ACCEPTED
-------------------------

The Managers Funds LLC

By:  _______________________________
   Name:
   Title:
   Date:

Exhibit d.5
------------

                     SUB-ADVISORY AGREEMENT


     AGREEMENT made as of the ____ day of _______, 2000, between THE MANAGERS FUNDS LLC, a limited liability company organized under the laws of the state of Delaware and having its principal place of business in Norwalk, Connecticut (the "Adviser") and FRONTIER CAPITAL MANAGEMENT COMPANY, LLC, a limited liability company organized under the laws of the state of [Delaware] and having its principal place of business at 99 Summer Street, Boston, MA 02110 (the "Sub-Adviser").

     WHEREAS, the Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"); and

     WHEREAS, the Sub-Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Advisers Act; and

     WHEREAS, MANAGERS AMG FUNDS, a Massachusetts business trust
(the "Trust"), engages in business as an open-end management investment company and is so registered under the Investment
Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

     WHEREAS, the Trust currently intends to offer shares in a Second series, the Frontier Growth Fund, such series together with all other series subsequently established by the Trust with respect to which the Sub-Adviser renders management and investment advisory services pursuant to the terms of this Agreement, being herein collectively referred to as the "Funds" and individually as a "Fund"; and

     WHEREAS, pursuant to an Investment Management Agreement, dated as of ________, 2000, between the Trust and the Adviser
(the "Advisory Agreement"), the Adviser is required to perform investment advisory services for the Funds.

     NOW, THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

     1.   APPOINTMENT OF SUB-ADVISER.

               (a) Frontier Growth Fund. The Adviser hereby employs the Sub-Adviser to provide investment advisory services to the Frontier Growth Fund for the period and on the terms herein set forth. The Sub-Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

               (b) Additional Funds. In the event that the Trust establishes one or more series of shares other than the Frontier Growth Fund with respect to which the Adviser desires to retain the Sub-Adviser to render investment advisory services hereunder, the Adviser shall so notify the Sub-Adviser in writing, indicating the advisory fee to be payable with respect to the additional series of shares. If the Sub-Adviser is willing to render such services on the terms provided for herein, it shall so notify the Adviser in writing, whereupon such series shall become a Fund hereunder.

     2.   DUTIES OF ADVISER AND SUB-ADVISER.

          (i) Delivery of Documents. The Adviser has furnished the Sub-Adviser with true copies of each of the following:

               (a) The Trust's Master Trust Agreement, as filed with the Secretary of State of the Commonwealth of Massachusetts and all amendments and supplements thereto (such Master Trust Agreement, as presently in effect and as it shall from time to time be amended or supplemented, is herein called the "Declaration");

               (b)  The Trust's By-Laws and amendments and
          supplements thereto (such By-Laws, as presently in effect and as it shall from time to time be amended and supplemented, is herein called the "By-Laws");

               (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Adviser and Sub-Adviser and approving the Advisory Agreement and this Agreement and copies of the minutes of the initial meeting of shareholders of each Fund;

               (d)  The Trust's Notification of Registration on
          Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on ________, 2000 and all amendments thereto;

               (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933 as amended (the A1933 Act@) and the 1940 Act (File Nos. 333-84639 and 811-9521) as filed with the Securities and Exchange Commission on ________, 2000, and all amendments thereto (the "Registration Statement");

               (f) The most recent prospectus (such prospectus, as in effect from time to time and all amendments and supplements thereto are herein called the "Prospectus") of each Fund;

               (g) All resolutions of the Board of Trustees of the Trust pertaining to the objectives, investment policies and investment restrictions of the Fund; and

               (h) Copies of the executed Advisory Agreement between the Trust and the Adviser relating to each Fund.

               The Adviser will furnish the Sub-Adviser from time to time with copies of all amendments of or supplements to items (a), (b), (c), (e), (f), (g) and (h) to the extent such amendments or supplements relate to or affect the obligations of the Sub-Adviser hereunder with respect to the Frontier Growth Fund or any other series of the Trust that hereafter becomes a Fund hereunder.

          (ii) The Sub-Adviser, at its own expense, shall furnish the following services to the Trust:

               (a)  Investment Program.  The Sub-Adviser is
          hereby authorized and directed and hereby agrees, subject to the stated investment objective and policies of the Funds as set forth in the Trust's current Registration Statement and subject to the supervision of the Adviser and the Board of Trustees of the Trust, to (i) develop and furnish continuously an investment program and strategy for each Fund in compliance with that Fund's investment objective and policies as set forth in the Trust's current Registration Statement,
          (ii) provide research and analysis relative to the investment program and investments of each Fund, (iii) determine (subject to the overall supervision of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents, and (iv) make changes on behalf of the Trust in the investments of each Fund. In accordance with paragraph 2(ii)(b), the Sub-Adviser shall arrange for the placing of all orders for the purchase and sale of securities and other investments for each Fund's account and will exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or transactions. The Sub-Adviser will make its officers and employees available to meet with the Adviser's officers and directors on due notice at reasonable times to review the investments and investment program of each Fund in the light of current and prospective economic and market conditions.

               In the performance of its duties hereunder, the Sub-Adviser is and shall be an independent contractor and except as expressly provided for herein or otherwise expressly provided or authorized shall have no authority to act for or represent any Fund or the Trust in any way or otherwise be deemed to be an agent of any Fund, the Trust or of the Adviser. If any occasion should arise in which the Sub-Adviser gives any advice to its clients concerning the shares of a Fund, the Sub-Adviser will act solely as investment counsel for such clients and not in any way on behalf of the Trust or any Fund.

               (b) Portfolio Transactions. In connection with the management of the investment and reinvestment of each Fund, the Sub-Adviser, acting by its own officers, directors or employees or by a duly authorized subcontractor, is authorized to select the broker or dealers that will execute purchase and sale transactions for the Trust.

               In executing portfolio transactions and selecting brokers or dealers, if any, the Sub-Adviser will use its best efforts to seek on behalf of a Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser shall consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, with respect to the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Sub-Adviser with respect to the Frontier Growth Fund and/or other accounts over which the Sub-Adviser exercises investment discretion. The Sub-Adviser may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

               The Sub-Adviser may buy securities for a Fund at the same time it is selling such securities for another client account and may sell securities for a Fund at the time it is buying such securities for another client account. In such cases, subject to applicable legal and regulatory requirements, and in compliance with such procedures of the Trust as may be in effect from time to time, the Sub-Adviser may effectuate cross transactions between a Fund and such other account if it deems this to be advantageous. The Sub-Adviser also may cause a Fund to enter into other types of investment transactions (e.g., a long position on a particular securities index) at the same time it is causing other client accounts to take opposite economic positions (e.g., a short position on the same index).

               On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as other clients, the Sub-Adviser, to the extent permitted by applicable laws and regulations, and in compliance with such procedures of the Trust as may be in effect from time to time, may aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the subject Fund and to such clients.

               The Sub-Adviser will advise the Funds= custodian or such depository or agents as may be designated by the custodian and the Adviser promptly of each purchase and sale of a portfolio security, specifying the name of the issuer, the description and amount or number of shares of the security purchased, the market price, the commission and gross or net price, the trade date and settlement date and the identity of the effecting broker or dealer. The Sub-Adviser shall not have possession or custody of any Fund investments. The Trust shall be responsible for all custodial agreements and the payment of all custodial charges and fees and, upon the Sub-Adviser giving proper instructions to the custodian, the Sub-Adviser shall have no responsibility or liability for the acts, omissions or other conduct of the custodian.

               The Sub-Adviser shall, upon due notice from the Adviser, provide such periodic and special reports describing any such research, advice or other services received and the incremental commissions, net price or other consideration to which they relate.

               Notwithstanding the foregoing, the Sub-Adviser agrees that the Adviser shall have the right by written notice to identify securities that may not be purchased on behalf of any Fund and/or brokers and dealers through which portfolio transaction on behalf of the Funds may not be effected, including, without limitation, brokers or dealers affiliated with the Adviser. The Sub-Adviser shall refrain from purchasing such securities for the Fund or directing any portfolio transaction to any such broker or dealer on behalf of the Fund, unless and until the written approval of the Adviser to do so is obtained, but the Sub-Adviser shall not be liable to the Frontier Growth Fund for so acting. In addition, the Sub-Adviser agrees that it shall not direct portfolio transactions for the Fund through any broker or dealer that is an "affiliated person" of the Sub-Adviser (as that term is defined in the Act or interpreted under applicable rules and regulations of the Securities and Exchange Commission) without the prior written approval of the Adviser and in no event shall the Sub-Adviser direct portfolio transactions on behalf of the Fund to any broker/dealer in recognition of sales of shares of any investment company or receipt of research or other service without prior written approval of the Adviser. The Adviser agrees that it will provide the Sub-Adviser with a list of brokers and dealers that are Aaffiliated persons@ of the Funds.

               (c) Reports. The Sub-Adviser shall render to the Board of Trustees of the Trust such periodic and special reports as the Board of Trustees may request with respect to matters relating to the duties of the Sub-Adviser set forth herein.

     3.   SUB-ADVISORY FEE.

     For the services to be provided by the Sub-Adviser as provided in Paragraph 2 hereof, the Adviser shall pay to the Sub-Adviser an annual fee as set forth on Schedule A to this Agreement.

     In the case of commencement or termination of this Agreement with respect to any Fund during any calendar month, the fee with respect to such Fund for that month shall be reduced proportionately based upon the number of calendar days during which it is in effect, and the fee shall be computed during the average daily net assets of such Fund for the days during which it is in effect.

     4.   EXPENSES.

     During the term of this Agreement, the Sub-Adviser will bear all expenses incurred by it in the performance of its duties hereunder, other than those expenses specifically assumed by the Trust hereunder. The Trust shall assume and shall pay (i) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which any Fund is a party, and (ii) interest on borrowed money, if any. In addition to these expenses, the Trust shall pay all brokers= and underwriting commissions chargeable to the Trust in connection with the securities transactions to which any Fund is a party.

     5.   COMPLIANCE WITH APPLICABLE REGULATIONS.

     In performing its duties hereunder, the Sub-Adviser

          (i) shall establish compliance procedures (copies of which shall be provided to the Adviser, and shall be subject to review and approval by the Adviser) reasonably calculated to ensure compliance at all times with: all applicable provisions of the 1940 Act and the Advisers Act, and any rules and regulations adopted thereunder; Subchapter M of the Internal Revenue Code of 1986, as amended; the provisions of the Registration Statement; the provisions of the Declaration and the By-Laws of the Trust, as the same may be amended from time to time; and any other applicable provisions of state, federal or foreign law.

          (ii) acknowledges that the Trust has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Act and that the Sub-Adviser and certain of its employees, officers and directors may be subject to reporting requirements thereunder and, accordingly, agrees that it shall, on a timely basis, furnish, and shall cause its employees, officers and directors to furnish, to the Adviser and/or to the Trust, all reports and information required to be provided under such code of ethics with respect to such persons.

          (iii) agrees that it will maintain for the Trust all and only such records as required under Rules 31a-1 and 31a-2 under the 1940 Act in respect to its services hereunder and that such records are the property of the Trust and further agrees to surrender promptly to the Trust any such records upon the Trust's request all in accordance with Rule 31a-3 under the 1940 Act.

     6.   LIABILITY OF SUB-ADVISER; INDEMNIFICATION.

     Neither the Sub-Adviser nor the officers, directors, employees, agents, or legal representatives (collectively, "Related Persons") of the Sub-Adviser shall be liable for any error of judgment or mistake of law, or for any loss suffered by any Fund or its shareholders in connection with the matters to which this Agreement relates; provided that, except as set forth in the succeeding paragraph, no provision of this Agreement shall be deemed to protect the Sub-Adviser or its Related Persons against any liability to which it might otherwise be subject by reason of any willful misfeasance, bad faith or negligence or the reckless disregard of the Sub-Adviser's obligations and duties (each of which is hereby referred to as a "Culpable Act") under this Agreement.

     Neither the Sub-Adviser nor its Related Persons shall be liable for any error of judgment or mistake of law, or for any loss suffered by the Adviser or its Related Persons in connection with the matters to which this Agreement relates; provided that this provision shall not be deemed to protect the Sub-Adviser or its Related Persons against any liability to which it might otherwise be subject by reason of any Culpable Act by the Sub-Adviser or its Related Persons.

     The Adviser shall indemnify the Sub-Adviser and its Related Persons and hold them harmless from and against any and all actions, suits or claims whether groundless or meritorious and from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liabilities (collectively, "Damages") arising directly or indirectly out of or in connection with the performance of services by the Sub-Adviser or its Related Persons hereunder to the extent such Damages result from any Culpable Act of the Adviser or any Related Person of the Adviser.

     The Sub-Adviser shall indemnify the Adviser and its Related Persons from and against any Damages arising directly or indirectly out of or in connection with the performance of services by the Adviser or its Related Persons under this Agreement or the Advisory Agreement, in each case, to the extent such Damages result from any Culpable Act of the Sub-Adviser or any of its Related Persons.

     7.   REPRESENTATIONS AND WARRANTIES.

          (a) Adviser. The Adviser represents and warrants to the Sub-Adviser that (i) the retention of the Sub-Adviser by the Adviser as contemplated by this Agreement is authorized by the respective governing documents of the Trust and the Adviser; (ii) the execution, delivery and performance of each of this Agreement and the Advisory Agreement does not violate any obligation by which the Trust or the Adviser or their respective property is bound, whether arising by contract, operation of law or otherwise; and (iii) each of this Agreement and the Advisory Agreement has been duly authorized by appropriate action of the Trust and the Adviser and when executed and delivered by the Adviser will be the legal, valid and binding obligation of the Trust and the Adviser, enforceable against the Trust and Adviser in accordance with its terms hereof subject, as to enforcement, to applicable bankruptcy, insolvency and similar laws affecting creditors' rights generally and to general equitable principles (regardless of whether enforcement is sought in a proceeding in equity or law).

          (b) Sub-Adviser. The Sub-Adviser represents and warrants to the Adviser that (i) the retention of the Sub-Adviser by the Adviser as contemplated by this Agreement is authorized by the Sub-Adviser's governing documents; (ii) the execution, delivery and performance of this Agreement does not violate any obligation by which the Sub-Adviser or its property is bound, whether arising by contract, operation of law or otherwise; and
(iii) this Agreement has been duly authorized by appropriate action of the Sub-Adviser and when executed and delivered by the Sub-Adviser will be the legal, valid and binding obligation of the Sub-Adviser, enforceable against the Sub-Adviser in accordance with its terms hereof, subject, as to enforcement, to applicable bankruptcy, insolvency and similar laws affecting creditors' rights generally and to general equitable principles (regardless of whether enforcement is sought in a proceeding in equity or law).

     8.   DURATION AND TERMINATION OF THIS AGREEMENT.

          (a) Duration. This Agreement shall become effective with respect to the Frontier Growth Fund on the date hereof and, with respect to any additional Fund, on the date of receipt by the Adviser of notice from the Sub-Adviser in accordance with Paragraph 1(b) hereof that the Sub-Adviser is willing to serve as Sub-Adviser with respect to such Fund. Unless terminated as herein provided, this Agreement shall remain in full force and effect for two years from the date hereof with respect to the Frontier Growth Fund and, with respect to each additional Fund, for two years from the date on which such Fund becomes a Fund hereunder. Subsequent to such initial periods of effectiveness, this Agreement shall continue in full force and effect for periods of one year thereafter with respect to each Fund so long as such continuance with respect to any such Fund is approved at least annually (a) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Fund, and (b) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to this Agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

          (b) Amendment. This Agreement may be amended by agreement of the parties, provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement cast in person at a meeting called for that purpose, and by the holders of a majority of the outstanding voting securities of the Trust.

          (c) Termination. This Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, (i) by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, (ii) by the Adviser, or (iii) by the Sub-Adviser, in each case on sixty (60) days' prior written notice to the other party. Upon the effective date of termination of this Agreement, the Sub-Adviser shall deliver all books and records of the Trust or any Fund held by it (i) to such entity as the Trust may designate as a successor sub-adviser, or (ii) to the Adviser.

          (d) Automatic Termination. This Agreement shall automatically and immediately terminate in the event of its assignment (as defined in the 1940 Act).

          (e) Approval, Amendment or Termination by Individual Fund. Any approval, amendment or termination of this Agreement by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of any Fund shall be effective to continue, amend or terminate this Agreement with respect to any such Fund notwithstanding (i) that such action has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected thereby, and (ii) that such action has not been approved by the vote of a majority of the outstanding voting securities of the Trust, unless such action shall be required by any applicable law or otherwise.

     9.   SERVICES NOT EXCLUSIVE.

     The services of the Sub-Adviser to the Adviser in connection with the Funds hereunder are not to be deemed exclusive, and the Sub-Adviser shall be free to render similar services to others so long as its services hereunder are not impaired thereby. It is understood that the persons employed by the Sub-Adviser to assist in the performance of its duties hereunder will not devote their full time to such services and nothing hereunder contained shall be deemed to limit or restrict the right of the Sub-Adviser to engage in or devote time and attention to other businesses or to render services of whatever kind or nature.

     10.  RESERVATION OF NAME.

          (a) The parties hereby acknowledge that Frontier Capital Management Company, LLC has reserved the right to grant the nonexclusive use of the name "Frontier" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Frontier." The name "Frontier" will continue to be used by the Trust so long as such use is mutually agreeable to Frontier Capital Management Company, LLC and the Trust. The Adviser and the Trust acknowledge that the Trust shall cease using the name "Frontier" as a part of the Fund's name and that the Adviser, the Trust or any Fund, or any of their affiliates, shall not promote the Trust or any Fund or conduct the business of the Trust or any Fund in any way in such name if this Agreement is terminated for any reason and the Sub-Adviser does not expressly consent in writing to such use of the name "Frontier." Future names adopted by the Trust for itself or any Fund, insofar as such names include identifying words requiring the consent of the Sub-Adviser, shall be the property of the Sub-Adviser and shall be subject to the same terms and conditions.

          (b) The parties hereby acknowledge that The Managers Funds LLC has reserved the right to grant the nonexclusive use of the name "Managers" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Managers." The name "Managers" will continue to be used by the Trust so long as such use is mutually agreeable to The
Managers Funds LLC and the Trust.   Frontier and the Trust
acknowledge that the Trust shall cease using the name AManagers@ as a part of the Trust's name and that Frontier, the Trust or any Fund, or any of their affiliates, shall not promote the Trust or any Fund or conduct the business of the Trust or any Fund in any way in such name if this Agreement is terminated for any reason and the Adviser does not expressly consent in writing to such use of the name "Managers." Future names adopted by the Trust for itself or any Fund, insofar as such names include identifying words requiring the consent of the Adviser, shall be the property of the Adviser and shall be subject to the same terms and conditions.

     11.  MISCELLANEOUS.

          (a) Notices. All notices or other communications given under this Agreement shall be made by guaranteed overnight delivery, telecopy or certified mail; notice is effective when received. Notice shall be given to the parties at the following addresses:

          The Adviser:   The Managers Funds LLC
                         40 Richards Avenue
                         Norwalk, Connecticut  06854
                         Facsimile No.: 203-857-5316
                         Attention:  Peter Lebovitz

          Sub-Adviser:   Frontier Capital Management Company, LLC
                         99 Summer Street
                         Boston, MA  02110
                         Facsimile No.: 617-261-0684
                         Attention: J. Kirk Smith

          (b) Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

          (c) Applicable Law. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

          (d) Counterparties. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

          (e) Entire Agreement. This Agreement states the entire agreement of the parties hereto, and is intended to be the complete and exclusive statement of the terms hereof. It may not be added to or changed orally, and may not be modified or rescinded except by a writing signed by the parties hereto and in accordance with the Investment Company Act of 1940, as amended, when applicable.

     IN WITNESS WHEREOF, the Adviser and the Sub-Adviser have caused this Agreement to be executed as of the date first set forth above.


                              THE MANAGERS FUNDS LLC


                                 By:
                                 Name:
                                 Title:

                              FRONTIER CAPITAL MANAGEMENT
                              COMPANY, LLC


                                 By:
                                 Name:
                                 Title:

     Acknowledged and agreed to as of the date first set forth above with respect to the Trust's obligations under Paragraph 10 of this Agreement.


                              MANAGERS AMG FUNDS


                                 By:
                                 Name:
                                 Title:

                           SCHEDULE A

Frontier Growth Fund
--------------------

     The Adviser shall pay to the Sub-Adviser an annual gross investment sub-advisory fee equal to 0.85% of the average daily net assets of the Frontier Growth Fund. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

     The Sub-Adviser may voluntarily waive all or a portion of the sub-advisory fee payable from time to time hereunder. The Adviser agrees that, during any period in which the Sub-Adviser has voluntarily waived all or a portion of the sub-advisory fee hereunder, if requested by the Sub-Adviser, the Adviser will waive an equal amount (or such lesser amount as the Sub-Adviser may request) of the advisory fee payable by the Trust to the Adviser with respect to the Fund under the Advisory Agreement.

   The Sub-Adviser agrees that, during any period in which the Adviser has waived all or a portion of the advisory fee payable by the Trust to the Adviser under the Advisory Agreement with respect to the Fund, if requested by the Adviser, the Sub-Adviser will waive a pro rata share (or such lesser share as the Adviser may request) of the sub-advisory fee payable hereunder with respect to the Fund, such that the amount waived by the Sub-Adviser shall bear the same ratio to the total amount of the sub-advisory fees payable hereunder with respect to the Fund as the amount waived by the Adviser bears to all fees payable to the Adviser under the Advisory Agreement with respect to the Fund.

   The Adviser agrees that, in addition to any amounts otherwise payable to the Sub-Adviser with respect to the Fund hereunder, the Adviser shall pay the Sub-Adviser all amounts previously waived by the Sub-Adviser to the extent that such amounts are subsequently paid by the Trust to the Adviser under the Advisory Agreement, it being further agreed that, with respect to any such amounts subsequently paid by the Trust to the Adviser, the amount to be paid by the Adviser to the Sub-Adviser shall bear the same ratio to the total amount paid by the Trust as the total amount previously waived by the Sub-Adviser bears to the total amount of the fees previously waived by the Adviser under the Advisory Agreement with respect to the Fund.

   The Sub-Adviser agrees that, during any period in which the Adviser has agreed to pay or reimburse the Trust for expenses of the Fund, if requested by the Adviser, the Sub-Adviser shall pay or reimburse the Trust for the entire amount of all such expenses of the Fund (or such lesser amount as the Adviser may request). The Adviser agrees that, in addition to any amounts otherwise payable to the Sub-Adviser with respect to the Fund hereunder, the Adviser shall pay the Sub-Adviser all amounts previously paid or reimbursed by the Sub-Adviser to the extent that such amounts are subsequently paid by the Trust to the Adviser under the Advisory Agreement.

Exhibit e.2
------------

                        LETTER AGREEMENT

                      Frontier Growth Fund

                     Distribution Agreement

September ___, 2000

The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter Lebovitz

Re:  Distribution Agreement between The Managers Funds LLC
     and Managers AMG Funds, dated as of October 19, 1999
     --------------------------------------------------------

Ladies and Gentlemen:

Managers AMG Funds (the "Trust") hereby advises you that it is creating a new series to be named Frontier Growth Fund (the "New Fund"), and that the Trust desires The Managers Funds LLC ("Managers") to provide distribution services with respect to the New Fund pursuant to the terms and conditions of the Distribution Agreement between the Trust and Managers dated October 19, 1999. The Trust agrees to pay Managers .25% of the average daily value of net assets represented by shares of the New Fund as payment for the services to be performed by the Managers pursuant to the Distribution Agreement with respect to the New Fund.

Please acknowledge your agreement to provide the services contemplated by the Distribution Agreement with respect to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.

Sincerely,

Managers AMG Funds

By:  _______________________________
   Name:
   Title:

ACKNOWLEDGED AND ACCEPTED
-------------------------

The Managers Funds LLC

By:  _______________________________
   Name:
   Title:
   Date:

Exhibit i.2
-----------

            [Goodwin, Procter & Hoar LLP Letterhead]





                       September 15, 2000


Managers AMG Funds
40 Richards Avenue
Norwalk, Connecticut  06854

Ladies and Gentlemen:

     As counsel to Managers AMG Funds (the "Trust") we have been asked to render our opinion in connection with the issuance by the Trust of an unlimited number of shares, $.001 par value per share (the "Shares"), of the Trust representing interests in the Frontier Growth Fund (the "Fund"), a portfolio series of the Trust, as more fully described in the prospectus and statement of additional information contained in Post-Effective Amendment
No. 4 (the "Amendment") to the Registration Statement on
Form N-1A (Registration No. 333-84639) of the Trust.

     We have examined the Master Trust Agreement of the Trust dated June 18, 1999, as amended to date, the By-Laws of the Trust, certain resolutions adopted by the Board of Trustees of the Trust, the prospectus and statement of additional information which form a part of the Amendment and such other documents as we deemed necessary for purposes of this opinion.

     Based upon the foregoing, we are of the opinion that the Shares, when sold in accordance with the terms of the prospectus and statement of additional information relating to the Shares, as in effect at the time of the sale, will be legally issued, fully-paid and non-assessable by the Trust.

     We also hereby consent to the reference to this firm in the prospectus and statement of additional information which form a part of the Amendment and to a copy of this opinion being filed as an exhibit to the Amendment.

                              Very truly yours,

                              /s/ Goodwin, Procter & Hoar LLP

                              GOODWIN, PROCTER & HOAR LLP

Exhibit p.1
------------


                         CODE OF ETHICS

                           ADOPTED BY

                       MANAGERS AMG FUNDS


                 EFFECTIVE  September 7, 2000

     Managers AMG Funds (the "Trust") adopts this Code of Ethics (the "Code"), effective as of September 7, 2000 pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to certain types of personal securities transactions and to establish reporting requirements and enforcement procedures with respect to such transactions.

I.   DEFINITIONS

     1. "Trust" shall mean Managers AMG Funds, a Massachusetts business trust.

     2. "Access Person" shall have the same meaning as that set forth in Rule 17j-1 under the 1940 Act.

     3. "Adviser" shall mean any entity that is an investment adviser or subadviser of any series of the Trust.

     4. "Adviser's Code of Ethics" shall mean the Code of Ethics of any Adviser.

     5. "Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder.

     6. A Security is being "considered for purchase or sale" by the Trust when a recommendation that the Trust purchase or sell the Security has been made and communicated to an employee of the Trust, by the Adviser.

     7. "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the 1940 Act. Generally it means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.

     8. "Designated Officer" shall mean the person designated by the Board of Trustees of the Trust to receive reports and take certain actions as provided in this Code of Ethics.

     9.   "Distributor" shall mean The Managers Fund LLC.

     10. "Distributor's Code of Ethics" shall mean the Code of Ethics of the Distributor.

     11. "Interested Person" shall have the same meaning as that set forth in Section 2(a)(19) of the 1940 Act.

     12. "Independent Trustee" shall be any trustee of the Trust who is not an Interested Person of the Trust.

     13. "Purchase" or "Sale" of a Security includes, without limitation, the writing of an option to purchase or sell a Security.

     14. "Security" shall have the same meaning as that set forth in Section 2(a)(36) of the 1940 Act (generally, all securities) except that it shall not include (i) direct obligations of the Government of the United States, (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and (iii) shares issued by registered open-end investment companies.

     15. "Special Access Person" shall mean a trustee or officer of the Trust who is neither an Independent Trustee nor an officer, director or employee of any Adviser or Distributor of the Trust.

     16. "Special Designated Officer" shall mean the person designated by the Board of Trustees of the Trust to receive reports of Special Access Persons and take certain actions as provided in this Code of Ethics.


II.  STATEMENT OF GENERAL PRINCIPLES
     -------------------------------
     1.   Fiduciary Obligations.   Every person subject to this
Code should keep the following general fiduciary principles in mind in discharging his obligations under the Code. Each such person shall:

          (a) at all times, place the interests of the Trust before his personal interests;

          (b) conduct all personal Securities transactions in a manner consistent with this Code, so as to avoid any actual or potential conflicts of interest, or an abuse of position of trust and responsibility; and

          (c) not take any inappropriate advantage of his position with or on behalf of the Trust.

     2. Prohibited Practices. No person subject to this Code may:

          (a) employ any device, scheme or artifice to defraud the Trust;

          (b) make any untrue statement of a material fact to the Trust or omit to state a material fact necessary in order to make the statements made to the Trust, in light of the circumstances under which they are made, not misleading;

          (c) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Trust; or

          (d) engage in any manipulative practice with respect to the Trust.

III. CODE PROVISIONS APPLICABLE TO ACCESS PERSONS OF THE TRUST WHO ARE ALSO ACCESS PERSONS OF AN ADVISER OR DISTRIBUTOR
     ---------------------------------------------------------
     1. Code of Ethics of Each Adviser and Distributor. The provisions of each Adviser's Code of Ethics and the Distributor's Code of Ethics are hereby adopted as the Code of Ethics of the Trust applicable to those Access Persons of the Trust that are also Access Persons of the Adviser and/or Distributor, respectively, and the provisions of each such Adviser's Code of Ethics and Distributor's Code of Ethics are hereby made part of this Code of Ethics with respect to such persons. A violation of the Adviser's Code of Ethics or Distributor's Code of Ethics by any such Access Person shall also constitute a violation of this Code of Ethics.

     2. Reports. Access Persons of the Trust that are also Access Persons of an Adviser or the Distributor shall file with such Adviser or Distributor, as the case may be, the reports required by the Adviser's Code of Ethics or Distributor's Code of Ethics, as applicable.


IV.  CODE PROVISIONS APPLICABLE ONLY TO INDEPENDENT TRUSTEES
     -------------------------------------------------------
     1.   Reports.

          (a) Each Independent Trustee of the Trust shall file with the President of the Trust a written report containing the information described in Section IV.1(b) of this Code with respect to each transaction in any Security in which such Independent Trustee has, or by reason of such transaction acquires, any direct or indirect beneficial ownership, if such Independent Trustee knew, or in the ordinary course of fulfilling his or her official duties as a trustee of the Trust, should have known that during the 15-day period immediately before or after the Independent Trustee's transaction:

                    (i)  the Trust purchased or sold such
                         Security, or

                    (ii) the Trust or its Adviser considered
                         purchasing or selling such Security;

               provided, however, that such Independent Trustee shall not be required to make a report with respect to any transaction effected for any account over which he does not have any direct or indirect influence or control, such as automatic dividend reinvestment accounts, automatic employer-sponsored savings and stock programs, blind trust accounts, money market accounts and IRA, Keogh and 401K accounts which the Independent Trustee cannot control or influence.

               Each such report may contain a statement that the report shall not be construed as an admission by the Independent Trustee that he has any direct or indirect beneficial ownership in the Security to which the report relates.

          (b) Such report shall be made not later than 10 days after the end of each calendar quarter and shall contain the following information:

                    (i)  the date of each transaction, the title
                         of and the number of shares or the
                         principal amount of each Security
                         involved, as applicable;

                    (ii) the nature of each transaction (i.e.,
                         purchase, sale or any other type of
                         acquisition or disposition);

                    (iii)the price at which each transaction
                         was effected; and

                    (iv) the name of the broker, dealer or bank
                         with or through whom each transaction
                         was effected.


     2. Review. The President of the Trust shall review or supervise the review of the personal Securities transactions reported pursuant to Section IV.1. As part of that review, each such reported Securities transaction shall be compared against completed and contemplated portfolio transactions of the Trust to determine whether a violation of this Code may have occurred. If the President of the Trust determines that a violation may have occurred, he shall submit the pertinent information regarding the transaction to counsel for the Trust. Such counsel shall evaluate whether a material violation of this Code has occurred. Before making any determination that a violation has occurred, such counsel shall give the person involved an opportunity to supply additional information regarding the transaction in question and shall consult with counsel for the Independent Trustee whose transaction is in question.

     3. Sanctions. If Trust's counsel determines that a material violation of this Code has occurred, such counsel shall so advise the President of the Trust. The President shall provide a written report of counsel's determination to the Board of Trustees (other than the Trustee whose actions are at issue) for such further action and sanctions as said Board deems appropriate, which sanctions may, in the Board's discretion, include removal of the Independent Trustee.

V.   CODE PROVISIONS APPLICABLE ONLY TO SPECIAL ACCESS PERSONS
     ---------------------------------------------------------
     1.   Reports.

          (a)  Initial Report.

               Each Special Access Person of the Trust shall file with the Special Designated Officer, not later than 10 days after the person becomes a Special

               Access Person, a written report containing the following information:

                    (i)  the title of and the number of shares
                         and the principal amount of each
                         Security in which the Special Access
                         Person had any direct or indirect
                         beneficial ownership when the person
                         became a Special Access Person;

                    (ii) the name of the broker, dealer or bank
                         with whom the Special Access Person
                         maintained an account in which any
                         securities were held for the direct or
                         indirect benefit of the Special Access
                         Person as of the date that person became a Special Access Person; and

                    (iii)the date such report is submitted
                         by the Special Access Person.

          (b)  Annual Report.

               Annually, each Special Access Person of the Trust shall file with the Special Designated Officer a written report containing the following information, current as of a date no more than 30 days before the report is submitted:

                    (i)  the title of and the number of shares
                         and the principal amount of each
                         Security in which the Special Access
                         Person had any direct or indirect
                         beneficial ownership;

                    (ii) the name of the broker, dealer or bank
                         with whom the Special Access Person
                         maintained an account in which any
                         securities were held for the direct or
                         indirect benefit of the Special Access
                         Person; and

                    (iii)the date such report is submitted
                         by the Special Access Person.

          (c)  Quarterly Reports.

               Each Special Access Person of the Trust shall file with the Special Designated Officer, no later than 10 days after the end of each calendar quarter, a written report containing the following information:

                    (i)  the date of each transaction, the title
                         of and the number of shares or the
                         principal amount of each Security
                         involved, as applicable;

                    (ii) the nature of each transaction (i.e.,
                         purchase, sale or any other type of
                         acquisition or disposition);

                    (iii)the price at which each transaction
                         was effected; and

                    (iv) the name of the broker, dealer or bank
                         with or through whom each transaction
                         was effected.

               In lieu of such a report the Special Access Person may provide broker trade confirmations or monthly account statements, if such trade confirmations or account statements contain the information required by Section V.1(c) of this Code.

          (d)  Exceptions and Disclaimers.

               A Special Access Person need not make a report under Section V.1 with respect to transactions effected for, and Securities held in, any account over which the person has no direct or indirect influence or control such as automatic dividend reinvestment accounts, automatic employer-sponsored savings and stock programs, blind trust accounts, money market accounts as well as IRA, Keogh and 401K accounts which the Special Access Person cannot control or influence.

               Any report under Section V.1 may contain a statement that the report shall not be construed as an admission by the Special Access Person that he has any direct or indirect beneficial ownership in the Security to which the report relates.

     2. Review. If the Special Designated Officer determines that a Special Access Person may have violated this Code, he shall submit the pertinent information regarding the transaction to counsel for the Trust. Such counsel shall evaluate whether a material violation of this Code has occurred. Before making any determination that a violation has occurred, such counsel shall give the Special Access Person involved an opportunity to supply additional information regarding the transaction in question and shall consult with counsel for the Special Access Person whose transaction is in question.

     3. Sanctions. If counsel for the Trust determines that a material violation of this Code has occurred, such counsel shall so advise the Special Designated Officer. The Special Designated Officer shall provide a written report of counsel's determination to the Board of Trustees (other than any Trustee whose actions are at issue) for such further action and sanctions as said Board deems appropriate.

VI.  REVIEW BY THE BOARD OF TRUSTEES
     -------------------------------
     1. Material Amendment or Revision of Adviser's or Distributor's Code of Ethics. Any material amendment or revision of an Adviser's Code of Ethics or Distributor's Code of Ethics shall be deemed to be an amendment or revision of Section III.1 of this Code, and such material amendment or revision shall be promptly furnished to the Independent Trustees of the Trust. The Board must approve a material change to an Adviser's Code of Ethics or Distributor's Code of Ethics no later than six (6) months after adoption of such material change.

     2. Annual Written Reports. No less frequently than annually, the Designated Officer shall provide a written report to the Board with respect to the Trust, and shall request from each Adviser and Distributor with respect thereto a written report to be provided the Board, which reports shall:

          (a) describe any issues arising under the applicable Code since the last report to the Board, including, but not limited to, information about material violations of the applicable Code and sanctions imposed in response to such material violation; and

          (b) certify that the Trust, the Adviser and the Distributor, as applicable, has adopted procedures reasonably necessary to prevent Access Persons from violating the applicable Code.


VII. MISCELLANEOUS PROVISIONS
     ------------------------
     1. Records. The Trust shall maintain records in the manner and to the extent set forth below, which records may be maintained on microfilm under the conditions described in Rule 31a-2(f)(1) under the 1940 Act and shall be available for examination by representatives of the Securities and Exchange
Commission:

          (a) A copy of this Code, and any other code which is or at any time within the past five years has been in effect, shall be preserved in an easily accessible place;

          (b) A record of any violation of this Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs;

          (c) A copy of each report made pursuant to this Code shall be preserved for a period of not less than five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

          (d) A list of all persons who are, or within the past five years have been, required to make reports pursuant to this Code shall be maintained in an easily accessible place.

     2. Confidentiality. All reports of Securities transactions and any other information filed with the Trust or furnished to any person pursuant to this Code shall be treated as confidential, but are subject to review as provided herein and by representatives of the Securities and Exchange Commission.

     3. Interpretation of Provisions. The trustees of the Trust may from time to time adopt such interpretation of this Code as they deem appropriate.

     4. Effect of Violation of this Code. In adopting this Code of Ethics, it is not intended that a violation of this Code is or should be considered to be a violation of Rule 17j-1.

Exhibit p.2
-----------



                       CODE OF ETHICS

                             FOR

                   THE MANAGERS FUNDS LLC






















                                   Adopted September 8, 2000

I.   PURPOSE

     The Managers Funds LLC has a fiduciary duty to its clients which requires each employee to act solely for the benefit of clients. This Code of Ethics (the "Code") has been adopted in accordance with Rule 17j-1(b) under the Investment Company Act of 1940, as amended (the "Act").
Rule 17j-1 under the Act generally proscribes fraudulent or manipulative practices with respect to purchases or sales of securities held or to be acquired by investment companies, if effected by affiliated persons of such companies or of their investment advisers or principal underwriters. The purpose of this Code is to provide regulations and procedures consistent with the Act, and Rule 17j-1 thereunder. Rule 17j-1(a) sets forth the following general prohibitions:

     It shall be unlawful for any affiliated person of or principal underwriter for a registered investment company, or any affiliated person of an investment adviser of or principal underwriter for a registered investment company in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired, as defined in the Rule, by such registered investment company to:

     1. employ any device, scheme or artifice to defraud such registered investment company;

     2. make to such registered investment company any untrue statement of material fact or omit to state to such registered investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

     3. engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon any such registered investment company; or

     4. engage in any manipulative practice with respect to such registered investment company.

     Also, each employee has a duty to act in the best interest of the firm. In addition to the various laws and regulations covering our activities, it is clearly in our best interest as a professional investment advisory organization to avoid potential conflicts of interest or even the appearance of such conflict with respect to the conduct of our officers and employees. While it is not possible to anticipate all instances of potential conflict, the standard is clear.

II.  GENERAL PRINCIPLES

     In light of our professional and legal
responsibilities, we believe it is appropriate to restate and periodically distribute the firm's Code to all employees. Our aim is to be as flexible as possible in our organization and our internal procedures, while simultaneously protecting our organization and our clients from the damage that could arise from a situation involving a real or apparent conflict of interest. As a general principle, it is imperative that those who work on behalf of an Investment Company avoid any situation that might compromise, or call into question, their exercise of fully independent judgment in the interests of shareholders. If you have any doubt as to the propriety of any activity, you should consult the Compliance Department.

     While it is not possible to specifically define and prescribe rules regarding all possible cases in which conflicts might arise, this Code is designed to set forth our policy regarding employee conduct in those situations in which conflicts are most likely to develop. As you consider the more detailed portions of the Code below, you should keep in mind the following fundamental fiduciary principles that govern personal investment activities:

     A.   The interests of the shareholders must come first.
          In any decision relating to your personal investments, you must scrupulously avoid serving your own interests ahead of those of the shareholders.

     B. Personal investments should comport with both the letter and the spirit of this Code, and should avoid any actual or potential conflicts of interest.

     C. Adviser personnel should not take inappropriate advantage of their position.

III. DEFINITIONS

     A.   "Adviser" means The Managers Funds LLC

     B. "Access Person" means any officer, member or Advisory Person of the Adviser.

     C. "Advisory Person" means (1) any employee of the Adviser or of any company in a Control relationship to the Adviser, who in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by an Investment Company, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (2) any natural person in a Control relationship, or deemed by the Review Officer to be in a control relationship, to the Adviser who obtains information concerning the recommendations made to an Investment Company with regard to the purchase or sale of a security.

     D. A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

     E "Beneficial Ownership" shall be interpreted to include any person who, directly or indirectly, through any contract, arrangement, understanding, relationship, or otherwise has or shares a direct or indirect pecuniary interest in the security.
          As set forth in Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, the term "pecuniary interest" in securities shall mean the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the subject securities.

     F. "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the Act.

     G. "Investment Company" means a company registered as such under the Act or any series thereof for which the Adviser is an investment adviser.

     H. "Personal Securities Transactions" means transactions in Securities (i) for your own account, including IRAs, or (ii) for an account in which you have indirect beneficial ownership, unless you have no direct or indirect influence or control over the account. Accounts involving family (including husband, wife, minor children or other dependent relatives), or accounts in which you have a beneficial interest (such as a trust of which you are an income or principal beneficiary) are included within the meaning of "indirect beneficial interest."

     I. "Purchase or sale of a security" includes, among other things, the writing of an option to purchase or sell a security, the conversion of a convertible security, and the exercise of a warrant for the purchase of a security.

     J. "Review Officer" means the officer of the Adviser designated from time-to-time by the Adviser to receive and review reports of purchases and sales by Access Persons.

     K.   "Security" shall have the meaning set forth in
          Section 2(a)(36) of the Act, except that it shall not include (i) direct obligations of the Government of the United States, (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and
          (iii) shares issued by registered open-end investment companies.


     L. "Security held or to be acquired" by an Investment Company means any Security which, within the most recent 15 days, (i) is or has been held by such company, or (ii) is being or has been considered by such company or its Adviser for purchase by such company.


IV.  EXEMPTED TRANSACTIONS

     The following transactions are exempt from the restrictions and procedures on personal securities transactions set forth in Section V.A.1 below:

     A. Purchases or sales effected in any account over which the Access Person has no direct or indirect influence or Control;

     B. Purchases or sales which are non-volitional on the part of the Access Person;

     C. Purchases which are part of an automatic dividend reinvestment plan;

     D. Purchases and sales for which the Review Officer has granted an exemption. The Review Officer may grant exemptions from the personal trading restrictions in this Code upon determining that the transaction for which an exemption is requested would not violate any policy embodied in this Code and that an exemption is appropriate to avoid an injustice to the employee in the particular factual situation presented. Factors to be considered may include: the size and holding period of the employee's position in the security, the market capitalization of the issuer, the liquidity of the security, the reason for the employee's requested transaction, the amount and timing of client trading in the same or a related security, and other relevant factors.

          Any employee wishing an exemption should submit a written request to the Review Officer setting forth the pertinent facts and reasons why the employee believes that the exemption should be granted. Employees are cautioned that exemptions are intended to be exceptions, and repetitive exemptive applications by an employee will not be well received.

V.        RESTRICTIONS AND PROCEDURES ON PERSONAL SECURITIES
          TRANSACTIONS

     A. Prohibited Purchases and Sales - Except as otherwise provided in Section IV hereof:

          1. No Access Person shall purchase or sell, directly or indirectly, any Security which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which he or she knows or should have known at the time of such purchase or sale:

               (a) is being considered for purchase or sale by an Investment Company; or

               (b)  is being purchased or sold by an
               Investment Company.

          2. No Access Person shall reveal to any other person (except in the normal course of his or her duties on behalf of an Investment Company) any information regarding Securities transactions by an Investment Company or consideration by an Investment Company or the Adviser of any such Securities transaction.

     B.   Gifts:    No Access Person shall receive any gift
          or other thing of more than de minimis value
          ($100) from any person or entity that does business with or on behalf of an Investment
          Company.

     C.   Other Conflicts of Interest:     Access Persons
          should also be aware that areas other than personal securities transactions or gifts and sensitive payments may involve conflicts of interest. The following should be regarded as examples of situations involving real or potential conflicts rather than a complete list of situations to avoid.

          1. "Inside Information" - Specific reference is made to the Adviser's policy on the use of "inside information" which applies to
               Personal Securities Transactions as well as to client transactions.

          2. "Use of Information" - Information acquired in connection with employment by the organization may not be used in any way which might be contrary to or in competition with the interests of clients.

          3. "Disclosure of Information" - Information regarding actual or contemplated investment decisions, research priorities or client interests should not be disclosed to persons outside of our organization and in no way can be used for personal gain.


VI.  COMPLIANCE PROCEDURES

     A. Preclearance: All Access Persons are required to "preclear" Personal Securities Transactions prior to execution through the Review Officer. This includes bonds, stocks (including closed-end funds), convertibles, preferreds, options on securities, warrants, rights, etc. for domestic and foreign Securities whether publicly traded or privately placed. The only exceptions to this requirement are automatic dividend reinvestment plan acquisitions, financial futures and options on futures, automatic employee stock purchase plan acquisitions, U.S. Government securities, commercial paper, or non-volitional transactions. Non-volitional transactions include gifts to you over which you have no control of the timing or transactions which result from corporate action applicable to all similar Security holders (such as splits, tender offers, mergers, stock dividends, etc.). Please note, however, that most of these transactions must be reported even though they do not have to be precleared. The Review Officer may require other persons to preclear Personal Securities Transactions as he or she may deem necessary and appropriate for compliance with this Code. See Section VIII for reporting obligations.

     B.   Initial Public Offerings:     No Access Person may
          acquire securities in an initial public offering without the prior written approval of the Review
          Officer.

     C.   Private Placements:     No Access Person may
          acquire securities in a private placement without the prior written approval of the Review Officer.

     D.   Records of Securities Transactions:         All
          Access Persons are to direct their brokers to supply to the Review Officer, on a timely basis, duplicate copies of confirmations of all Personal
          Securities Transactions and copies of periodic statements for all Securities accounts.

     E.   Post-Trade Monitoring:   The Review Officer shall
          review all Personal Securities Transactions by Access Persons to ensure that no conflict exists with Investment Company trades.

VII. REPORTING REQUIREMENTS

     A. Initial Holdings Report. No later than 10 days after becoming an Access Person, whether through outside hiring or internal transfer, every Access Person shall report to the Review Officer the following information:

          1. The title, number of share and principal amount of each Security in which the Access
               Person had any Beneficial Ownership when the person became an Access Person;

          2. The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access
               Person as of the date the person became an Access Person; and

          3.         The date the report is submitted by the
               Access Person.

     B.   Quarterly Transaction Reports.  No later  than  10
          days after the end of each calendar quarter, every Access Person shall report to the Review Officer, the following information1:

          1. With respect to any transaction during the quarter in a Personal Security Transaction in which the Access Person had any direct or indirect Beneficial Ownership:

               a. The date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and the principal amount of each Security involved;

               b.   The  nature  of  the transaction  (i.e.,
                    purchase,   sale  or   other   type   of
                    acquisition or disposition);

               c. The price of the Security at which the transaction was effected;

               d. The name of the broker, dealer or bank with or through which transaction was effected; and

               e. The date that the report is submitted by the Access Person.

          2. With respect to any account established by the Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

               a. The name of the broker, dealer or bank with whom the Access Person established the account;

               b.   The  date  the  account was established;
                    and

               c.   The  date the report is submitted by the
                    Access Person.
_______________________________
1 Access Persons who provide copies of confirmations and periodic statements pursuant to Section VII hereof need only certify in such report that no other transactions were executed during the quarter.

     C. Annual Holdings Reports and Certifications. Annually, every Access Person shall report and certify the following information (which information must be current as of a date no more than 30 days before the report is submitted):

          1.          The   title,  number  of  shares   and
               principal amount of each Security in which the Access Person had any direct or indirect
               Beneficial Ownership;

          2. The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person;

          3.          Certification  that  he  or  she   has
               (i) read and understands this Code and recognizes that he or she is subject to the Code and (ii) complied with all requirements of the Code to which he or she is subject and disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the Code; and

          4. The date that the report is submitted by the Access Person.

     D. Exceptions to Reporting Requirements. An Access Person need not make a report under this Section VII with respect to transactions effected for, and Securities held in, any account over which the person has no direct or indirect influence or control.

     The reports required by this section may also contain a statement declaring that the reporting or recording of any transaction shall not be construed as an admission that the Access Person making the report has any direct or indirect Beneficial Ownership in the Security to which the reports relates.

VIII.     SANCTIONS


     If the Review Officer determines that an employee has committed a violation of the Code, the Review Officer shall promptly notify the Chief Executive Officer of the Adviser, who shall be responsible for determining whether it is appropriate to impose sanctions or take other actions against the employee. The Chief
     Executive Officer shall make such determination in light of all relevant facts and circumstances, including the nature and seriousness of the violation, the extent to which the violation reflects a willful disregard of the employee's responsibilities under the Code and the employee's past history of compliance or non-compliance with the Code. Such sanctions or other actions may include, but are not limited to, one or more of the following:

     * requiring the employee to refrain from personal trading for a period;
     * disgorgement of any profits associated with transactions which constitute a violation of the Code, or restitution to an affected client or investment company;
     * requiring the employee to reverse the trade(s) in question and forfeit any profit or absorb any loss derived therefrom;
     *    a letter of censure;
     *    a monetary fine levied at the employee;
     *    suspension of the employment of the employee;
     *    termination of the employment of the employee;
     * civil referral to the SEC or other civil regulatory authority, if appropriate under the circumstances; or
     * criminal referral, if appropriate under the circumstances.

     The Chief Executive Officer shall have the sole authority to determine the sanction or other action, if any, to be imposed for any violation of the Code, including appropriate disposition of any monies forfeited pursuant to this provision. Prior to imposing sanctions or taking other actions against the employee, the Chief Executive Officer shall provide the employee with an opportunity to present information bearing on these matters.

     Failure to comply with any sanctions, including the failure to abide by a directive to reverse a trade or refrain from further trading, may result in the imposition of additional sanctions. Unless, in the opinion of the Chief Executive Officer, there are extenuating circumstances, a repeat violation of the Code and any violation involving deception, dishonesty or a willful failure to comply, will result in one or more of the most severe sanctions, including the imposition of a monetary fine and/or the suspension or termination of employment.

     If the employee committing the violation is the Chief Executive Officer, rather than reporting to the Chief Executive Officer the Review Officer shall make his/her report to the President of TMF Corp., who shall then make a determination with respect to sanctions or actions described above in place of the Chief Executive Officer.

Exhibit p.4
-----------


                   CODE OF ETHICS
      FRONTIER CAPITAL MANAGEMENT COMPANY, LLC


              Individual Code of Ethics
              -------------------------

As  an  employee  and/or member  of  the  Management
Committee  of  Frontier Capital Management  Company,
LLC  (`FCMC') (an "employee") the undersigned agrees
to  abide by the following Code of Ethics in  regard
to  personal  securities  transactions.   This  code
includes any trading done by your spouse or for your minor children as well. Such trades must abide by the procedures below including pre-clearance and post quarterly reporting. Violations of the code are viewed as unacceptable by the management of FCMC, and may result in forfeiture of related profits, monetary penalties, or loss of position.
We encourage you to seek guidance before entering into any ambiguous transactions.

1. In  general personal transactions will in no  way
   conflict  with  the best interest of  the  firm's
   clients.   It  is  expected  at  all  times  that
   responsibility   to  the  client   will   receive
   priority over personal interest.

2. An  employee must have pre-clearance to trade  in
   any covered security (as that term is defined  in
   Rule  17j-1 under the Investment Company  Act  of
   1940,  as amended (the "Act")).  First, the trade
   must  be cleared by the trading desk.  If  it  is
   determined that the covered security is owned  by
   a  FCMC  client, clearance then is sought by  the
   responsible  portfolio manager.  If  the  covered
   security is not owned, clearance should be sought
   by the portfolio manager who would normally trade
   in  stocks of that capitalization size.   If  the
   covered security is appropriate for more than one
   manager,  an  attempt  should  be  made  to  seek
   approval from them as well.  Trade approvals  are
   good  for  two  business days, and then  must  be
   renewed.   Once a trade is approved the clearance
   slip  should  be given to FCMC's Chief  Financial
   Officer.

3. At no time can an employee trade in a stock where there is an active order on the trading desk.

4. Employees cannot purchase IPOs or `hot' secondary offerings.

5. Employees who buy private placements must discuss
   such  transactions with FCMC's Compliance Officer
   and  obtain  pre-clearance before  committing  to
   them.   It  should  be  recognized  that  private
   placements  have  led to compliance  problems  at
   other  investment firms.  In particular,  serious
   problems  can  occur  if the  company  does  come
   public   and   Frontier  wishes   to   become   a
   shareholder, or the private placement  itself  is
   offered   by  a  brokerage  firm  that   services
   Frontier.

6. Employees (and their spouses) are required to sign the attached form which directs your broker to send us a duplicate confirm of all equity trades you make. We will need one form for each broker.

7. Within 10 days of becoming an employee of FCMC, the employee and his/her spouse will fill out and return to FCMC's Compliance Officer an initial holdings report as required pursuant to Rule 17j-
   1(d)(1)(i) under the Act.

8. Within  10  days  of the close  of  the  calendar
   quarter the employee and his spouse will fill out
   and   return  to  FCMC's  Compliance  Officer   a
   quarterly transaction report as required pursuant to Rule 17j-1(d)(1)(ii) under the Act.

9. Within 30 days of the close of each calendar year, the employee and his/her spouse will fill out and return to FCMC's Compliance Officer an annual holdings report as required pursuant to Rule 17j-1(d)(1)(iii) under the Act.

10.Personal transactions in companies with a market value less than $2 billion or where the employees total position is greater than $200,000 must abide by the following rules. If the transactor is an analyst with research responsibility for the stock, he must receive prior clearance from all portfolio managers who own the stock. If the transactor is a portfolio manager who owns the stock in his portfolios, above transactions that are purchases are prohibited if a full position has not been bought for the client; similarly transactions that are sales are prohibited until the client's position is sold.

11.Portfolio  managers will also adhere  to  special
   blackout rules on personal transactions.  In  the
   case  where the manager has purchased or  sold  a
   stock  personally,  he  will  have  to  wait  ten
   business  days before buying for the client.   In
   the case where the manager has sold the client's position, he must wait ten days before buying the stock personally. The intent of this rule is to eliminate any appearance of front-running or misuse of the client's market power. Exceptions can be granted by the Compliance Officer.

12.At all times all personal conduct in the stock market will abide by federal and state securities laws.

13.Employees wishing to become directors of for-profit organizations must seek permission from the Management Committee.

14.The   compliance   committee   that   can   clear
   transactions  includes:  Michael  A.  Cavarretta,
   Thomas W. Duncan, Thomas W. Duncan, Jr., Grace K.
   Fey,  John  G. Higgins, Stephen M. Knightly,  and
   William A. Teichner and J. David Wimberly.

15.The  Management Committee reserves the  right  to
   modify    the    above   rules   in   exceptional
   circumstances.






______________________        _______________________

   Signature                       Date

                           SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Boston and Commonwealth of Massachusetts on the 15th day of September, 2000.

                                    MANAGERS AMG FUNDS

                                        By:/s/John Kingston, III
                                        John Kingston, III
                                        Secretary

     Signature              Capacity                 Date


/s/ Jack W. Aber*             Trustee                September 15, 2000
Jack W. Aber


/s/ William E. Chapman, II*   Trustee               September 15, 2000
William E. Chapman, II


/s/ Sean M. Healey*           Trustee               September 15, 2000
Sean M. Healey


/s/ Edward J. Kaier*          Trustee               September 15, 2000
Edward J. Kaier


/s/ Eric Rakowski*            Trustee               September 15, 2000
Eric Rakowski


/s/ Peter Lebovitz*   President and Principal       September 15, 2000
Peter Lebovitz            Executive Officer


/s/Donald S. Rumery   Treasurer, Principal FinancialOfficer  September 15, 2000
Donald Rumery           and Principal Accounting Officer


By:/s/John Kingston, III
-------------------------
*John Kingston, III pursuant to power of attorney filed herewith.